Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The unaudited condensed consolidated financial statements of the Company include the accounts of Stem Cell Cayman Ltd. (“Cayman”) and Stem Pearls, LLC. All significant intercompany transactions have been eliminated in the consolidation.

Principles of Consolidation

The consolidated financial statements of the Company include the accounts of Cayman and Stem Pearls. All significant intercompany transactions have been eliminated in the consolidation.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the periods. The Company’s significant estimates and assumptions include the recoverability and useful lives of long-lived assets, the fair value of the Company’s stock, stock-based compensation, warrants issued in connection with notes payable and the valuation allowance related to the Company’s deferred tax assets. Certain of the Company’s estimates, including the carrying amount of the intangible assets, could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at dates of the financial statements and the reported amounts of revenue and expenses during the periods. The Company’s significant estimates and assumptions include the recoverability and useful lives of long-lived assets, the fair value of the Company’s equity securities and the valuation allowance related to the Company’s deferred tax assets. Certain of the Company’s estimates, including the carrying amount of the intangible assets, could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates.

Concentrations and Credit Risk
Concentrations and Credit Risk

Two pharmaceutical clients comprised substantially all of the Company’s revenue during the six months ended June 30, 2015. See Revenue Recognition – Research and Development Agreements below.

Concentrations and Credit Risk

As of December 31, 2014, 75% of the face value of the Company’s outstanding notes payable were sourced from a single entity (the “Bermuda Lender”) and the maturity dates associated with these notes range from May 7, 2015 to June 30, 2015. See Note 7 – Notes Payable for additional discussion of the Bermuda Lender.

Two pharmaceutical clients comprised substantially all of the Company’s revenue during the year ended December 31, 2014. See Revenue Recognition – Research and Development Agreements below.

Cash
Cash

The Company maintains cash in bank accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and periodically evaluates the creditworthiness of the financial institutions and has determined the credit exposure to be negligible.

Inventories
Inventories

The Company maintains finished goods inventories, consisting of Stem Pearls skincare products, which are available for sale. Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method.

The Company periodically reviews for slow-moving, excess or obsolete inventories. Products that are determined to be obsolete, if any, are written down to net realizable value. During the year ended December 31, 2014, the Company recorded an inventory write-down of $15,407.

Property and Equipment
Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation which is recorded commencing at the in-service date using the straight line method at rates sufficient to charge the cost of depreciable assets to operations over their estimated useful lives, which range from 3 to 5 years. Leasehold improvements are amortized over the lesser of (a) the useful life of the asset; or (b) the remaining lease term. Maintenance and repairs are charged to operations as incurred.

Intangible Assets
Intangible Assets

Intangible assets are comprised of trademarks and licenses with original estimated useful lives of 10 and 17.7 years (20 year life of underlying patents which the Company is licensing, less 2.3 years elapsed since the application date of the respective patents), respectively. Once placed into service, the Company amortizes the cost of the intangible assets over their estimated useful lives on a straight line basis.

Impairment of Long-lived Assets
Impairment of Long-lived Assets

The Company reviews for the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. The Company has not identified any such impairment losses.

Revenue Recognition
Revenue Recognition

Research and Development Agreements

The Company’s policy relating to research and development agreements is to recognize research and development revenues associated with such agreements either (a) on a straight-line basis over the term of the agreement, or (b) in accordance with the milestone method of revenue recognition, depending on the nature of the contract terms, subject to potential acceleration upon achievement of contractually specified deliverables.

On February 11, 2015, the term of the March 19, 2014 research and development agreement with a Japanese pharmaceutical company was extended by three months to June 19, 2015. During the six months ended June 30, 2015, the Company recognized revenue of $100,000, upon achievement of specified deliverables (milestone method). During the six months ended June 30, 2015, the final deliverable pursuant to the research and development agreement was completed and delivered. Through June 30, 2015, $200,000 had been received under the agreement, $250,000 had been recognized as revenue and the unpaid $50,000 is recorded as accounts receivable. On August 20, 2015, the remaining $50,000 was paid.

During the six months ended June 30, 2015, in connection with a March 24, 2014 research and development agreement with a U.S. pharmaceutical company, the Company received the third and fourth of four quarterly payments in the aggregate amount of $177,234. Through June 30, 2015, $605,359 had been received under the agreement, $491,241 had been recognized as revenue and $114,118 was recorded as deferred revenues on the condensed consolidated balance sheet.

During the six months ended June 30, 2015, the Company recognized revenue related to research and development agreements of $327,466. During the six months ended June 30, 2014, the Company recognized revenue related to research and development agreements of $175,025.

Other

The Company’s policy is to recognize product sales when the risk of loss and title to the product transfers to the customer, after taking into account potential returns. The Company recognizes sublicensing and royalty revenue when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) the service is completed without further obligation, (iii) the sales price to the customer is fixed or determinable, and (iv) collectability is reasonably assured.

During the six months ended June 30, 2015, the Company has recognized $6,000 of revenue related to the Company’s sublicense agreement. During the six months ended June 30, 2014, the Company recognized no revenue related to the Company’s sublicense agreement.

During the six months ended June 30, 2015, the Company recognized revenue related to sales of Stem Pearls® skincare products of $200. During the six months ended June 30, 2014, the Company recognized revenue related to sales of Stem Pearls® skincare products of $1,291.

Revenue Recognition

Research and Development Agreements

The Company’s policy relating to research and development agreements is to recognize research and development revenues associated with such agreements either (a) on a straight-line basis over the term of the agreement, or (b) in accordance with the milestone method of revenue recognition, depending on the nature of the contract terms, subject to potential acceleration upon achievement of contractually specified deliverables.

On March 19, 2014, the Company entered into a one-year agreement with a Japanese pharmaceutical company to perform specified research and development activities related to stem cells. The agreement may be terminated earlier or extended, as provided for in the agreement. Payment terms are (1) $150,000 received at commencement (straight-line method);  (2) $50,000 upon achievement of a specified deliverable (milestone method); and (3) $50,000 upon achievement of the final specified deliverable (milestone method). As of December 31, 2014, the initial $150,000 payment had been received and $34,281 remained in deferred revenues on the consolidated balance sheet. On February 11, 2015, the term of the agreement was extended by three months to June 19, 2015.

On March 24, 2014, the Company entered into a two-year agreement with a U.S. pharmaceutical company to perform specified research and development activities related to brown fat. The agreement may be terminated earlier or extended, as provided for in the agreement. Payment terms are (1) $250,000 at commencement; (2) $356,250 payable in four equal quarterly installments, subject to acceleration upon achieving a specified deliverable; and (3) $168,750 payable in two equal bi-annual installments (all of which are being recognized pursuant to the straight-line method), subject to acceleration upon achieving a specified deliverable. As of December 31, 2014, the initial $250,000 payment and the first two quarterly payments of $89,063 related to (2) above had been received and $130,068 was recorded as deferred revenues on the consolidated balance sheet.

During the year ended December 31, 2014, the Company recognized revenue related to research and development agreements of $413,777. The Company did not recognize any revenue related to research and development agreements during the year ended December 31, 2013.

Other

The Company’s policy is to recognize product sales when the risk of loss and title to the product transfers to the customer, after taking into account potential returns. The Company recognizes sublicensing and royalty revenue when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) the service is completed without further obligation, (iii) the sales price to the customer is fixed or determinable, and (iv) collectability is reasonably assured.

For the years ended December 31, 2014 and 2013, the Company recognized revenue related to sales of Stem Pearls® skincare products of $2,219 and $1,680, respectively.

Income Taxes
Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included or excluded in the financial statements or tax returns. Deferred tax assets and liabilities are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

The Company adopted the provisions of Accounting Standards Codification (“ASC”) Topic 740-10, which prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements as of December 31, 2014 and 2013. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the consolidated statements of operations.

Net Loss Per Common Share
Net Loss Per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of vested common shares outstanding during the period. Diluted loss per common share is computed by dividing net loss by the weighted average number of vested common shares outstanding, plus the impact of common shares, if dilutive, resulting from the exercise of outstanding stock options and warrants, plus the conversion of convertible notes.

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	June 30,
	2015	2014
Options	789,200	435,450
Warrants	728,850	316,283
Convertible notes	65,719	74,100
Total potentially dilutive shares	1,583,769	825,833

Net Loss Per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of vested common shares outstanding during the period. Diluted loss per common share is computed by dividing net loss by the weighted average number of vested common shares outstanding, plus the impact of common shares, if dilutive, resulting from the exercise of outstanding stock options and warrants, plus the conversion of convertible notes.

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2014	2013
Options	779,200	252,150
Warrants	412,423	239,795
Convertible notes	32,695	53,169
Total potentially dilutive shares	1,224,318	545,111

Stock-Based Compensation
Stock-Based Compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is generally re-measured on vesting dates and interim financial reporting dates until the service period is complete. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. Since the shares underlying the Company’s 2010 Equity Participation Plan (the “Plan”) were registered on May 27, 2014, the Company estimates the fair value of the awards granted under the Plan based on the market value of its freely tradable common stock as reported on the OTCQB market. The fair value of the Company’s restricted equity instruments was estimated by management based on observations of the cash sales prices of both restricted shares and freely tradable shares. Awards granted to directors are treated on the same basis as awards granted to employees.

Stock-Based Compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is generally re-measured on vesting dates and interim financial reporting dates until the service period is complete. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. Since the shares underlying the Company’s 2010 Equity Participation Plan (the “Plan”) were registered on May 27, 2014, the Company estimates the fair value of the awards granted under the Plan based on the market value of its freely tradable common stock as reported by the OTC Bulletin Board. The fair value of the Company’s restricted equity instruments was estimated by management based on observations of the cash sales prices of both restricted shares and freely tradable shares. Awards granted to directors are treated on the same basis as awards granted to employees.

Advertising
Advertising

Advertising costs are charged to operations as incurred. For the years ended December 31, 2014 and December 31, 2013, the Company incurred advertising costs of $15,280 and $25,748, respectively. Advertising expense is reflected in marketing and promotion expenses in the consolidated statements of operations.

Research and Development
Research and Development

Research and development expenses are charged to operations as incurred. For the years ended December 31, 2014 and December 31, 2013, the Company incurred research and development expenses of $1,430,614 and $1,594,054, respectively.

Reclassifications
Reclassifications

Certain prior period amounts have been reclassified for comparative purposes to conform to the fiscal 2014 presentation. These reclassifications have no impact on the previously reported net loss.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example, cash flow modeling inputs based on assumptions)

The carrying amounts of cash, accounts receivable, accounts payable, and accrued liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of our short term credit obligations approximate fair value because the effective yields on these obligations, which include contractual interest rates, taken together with other features such as concurrent issuance of warrants, are comparable to rates of returns for instruments of similar credit risk.

Convertible Instruments
Convertible Instruments

GAAP requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. An exception to this rule is when the host instrument is deemed to be conventional, as that term is described under applicable GAAP.

When the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments (the beneficial conversion feature) based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

Subsequent Events
Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, except as disclosed in Note 8.

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements, except as disclosed in Note 11.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers,” (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in ASC 605 - Revenue Recognition (“ASC 605”) and most industry-specific guidance throughout ASC 605. The standard requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective on January 1, 2017 and should be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application. The Company is currently evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial position and results of operations.

In June 2014, the FASB issued ASU No. 2014-10, “Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation,” (“ASU 2014-10”). ASU 2014-10 removes the definition of a development stage entity from the Master Glossary of the ASC, thereby removing the financial reporting distinction between development stage entities and other reporting entities from GAAP. In addition, ASU 2014-10 eliminates the requirements for development stage entities to (1) present inception-to-date information in the statements of operations, cash flows, and stockholders’ equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. ASU 2014-10 is effective for annual reporting periods beginning after December 15, 2014, and interim periods therein. Early adoption is permitted. The Company adopted ASU 2014-10 during the year ended December 31, 2014 which resulted in the removal of previously required development stage disclosures. The Company’s planned principal operations are to develop technology using cell and tissue therapy protocols, primarily involving adult stem cells, allowing patients to undergo cellular-based treatments. The Company has established a new laboratory facility and is seeking to increase its capabilities for the further development of possible cellular-based treatment protocols, stem cell-related intellectual property and research applications. The Company’s activities are subject to significant risks and uncertainties, which are detailed in Note 2 – Going Concern and Management’s Plans.

In June 2014, the FASB issued ASU No. 2014-12, "Compensation - Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide that a Performance Target Could be Achieved after the Requisite Service Period," ("ASU 2014-12"). The amendments in ASU 2014-12 require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in ASC Topic No. 718, "Compensation - Stock Compensation" as it relates to awards with performance conditions that affect vesting to account for such awards. The amendments in ASU 2014-12 are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Early adoption is permitted. Entities may apply the amendments in ASU 2014-12 either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The Company does not anticipate that the adoption of ASU 2014-12 will have a material impact on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15,”Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). ASU 2014-15, which is effective for annual reporting periods ending after December 15, 2016, extends the responsibility for performing the going-concern assessment to management and contains guidance on how to perform a going-concern assessment and when going-concern disclosures would be required under U.S. GAAP. The Company elected to adopt ASU 2014-15. Management’s evaluations regarding the events and conditions that raise substantial doubt regarding the Company’s ability to continue as a going concern have been disclosed in Note 2 – Going Concern and Management’s Plans.